As filed with the Securities and Exchange Commission on March 18, 2019

Securities Act Registration No. 333-187668

Investment Company Act Reg. No. 811-22819

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___     ☐

Post-Effective Amendment No. 157    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

                   Amendment No. 158              ☒

(Check appropriate box or boxes.)

___________________________________

ETFis Series Trust I

(Exact Name of Registrant as Specified in Charter)

1540 Broadway, New York, NY 10036

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[   ] on _______________ pursuant to paragraph (b) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[   ] on _______________ pursuant to paragraph (a)(1) of Rule 485

[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[   ] on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Virtus WMC Risk-Managed Alternative Equity ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 18th day of March, 2019.

ETFIS SERIES TRUST I
(Registrant)

By:	/s/ William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ William J. Smalley William J. Smalley	Trustee, President (Principal Executive Officer)	March 18, 2019

/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer)	March 18, 2019

/s/ Stephen G. O’Grady* Stephen G. O’Grady	Trustee	March 18, 2019

/s/ James Simpson* James Simpson	Trustee	March 18, 2019

/s/ Robert S. Tull* Robert S. Tull	Trustee	March 18, 2019

Myles J. Edwards	Trustee
* By: /s/ William J. Smalley William J. Smalley, Attorney-in-fact		March 18, 2019

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase